DERIVATIVE LIABILITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE LIABILITIES

NOTE 9: DERIVATIVE LIABILITIES

The Company analyzed the conversion option for derivative accounting consideration under ASC 815, Derivatives and Hedging, and hedging, and determined that the instrument should be classified as a liability since the conversion option becomes effective at issuance resulting in there being no explicit limit to the number of shares to be delivered upon settlement of the above conversion options.

ASC 815 requires we assess the fair market value of derivative liability at the end of each reporting period and recognize any change in the fair market value as other income or expense item.

The Company determined our derivative liabilities to be a Level 3 fair value measurement during the year based on management’s estimate of the expected future cash flows required to settle the liabilities, and used the Binomial pricing model to calculate the fair value as of September 30, 2021. As of the nine month period ended September 30, 2021, there were no derivative liabilities. The Binomial model requires six basic data inputs: the exercise or strike price, time to expiration, the risk-free interest rate, the current stock price, the estimated volatility of the stock price in the future, and the dividend rate. Changes to these inputs could produce a significantly higher or lower fair value measurement. The fair value of each convertible note and warrant is estimated using the Binomial valuation model.

For the nine months ended September 30, 2021 and 2020, the estimated fair values of the liabilities measured on a recurring basis are as follows:

The Company valued the conversion feature using the Binomial pricing model. The fair value of the derivative liability for all the notes and convertible preferred stock that became convertible, including the notes and convertible preferred stock issued in prior years, during the nine months ended September 30, 2021 amounted to $727,767, and $340,000 of the value assigned to the derivative liability was recognized as a debt discount to the notes, while the balance of $384,767 was recognized as a “day 1” derivative loss.

For the nine months September 30, 2021 and year ended December 31, 2020, the estimated fair values of the liabilities measured on a recurring basis are as follows:

	Nine months Ended	Year Ended
	September 30,	December 31,
	2021	2020
Expected term	0.48 - 1.94 years	0.02 - 5.00 years
Expected average volatility	160%- 302%	187%- 464%
Expected dividend yield	-	-
Risk-free interest rate	0.04% - 0.16%	0.01% - 1.57%

The following table summarizes the changes in the derivative liabilities during the nine months ended September 30, 2021 and 2020:

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Derivative liability as of December 31, 2020	$-

Addition of new derivatives recognized as debt discounts	340,000
Addition of new derivatives recognized as day-one loss	384,767
Derivative liabilities settled upon conversion of convertible note	(731,860)
Reclassification to common stock payable	(39,993)
Change in derivative liabilities recognized as loss on derivative	47,086
Derivative liability as of September 30, 2021	$-

The aggregate loss on derivatives during the nine months ended September 30, 2021 and 2020 was $431,853 and $9,698,885, respectively.

DATA443 RISK MITIGATION, INC.

NOTES TO UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

September 30, 2021

NOTE 10: DERIVATIVE LIABILITIES

The Company analyzed the conversion option for derivative accounting consideration under ASC 815, Derivatives and Hedging, and hedging, and determined that the instrument should be classified as a liability since the conversion option becomes effective at issuance resulting in there being no explicit limit to the number of shares to be delivered upon settlement of the above conversion options.

ASC 815 requires we assess the fair market value of derivative liability at the end of each reporting period and recognize any change in the fair market value as other income or expense item.

The Company determined our derivative liabilities to be a Level 3 fair value measurement during the year based on management’s estimate of the expected future cash flows required to settle the liabilities, and used the Binomial pricing model to calculate the fair value as of December 31, 2020. As of the end of year, at December 31, 2020 there were no derivative liabilities. The Binomial model requires six basic data inputs: the exercise or strike price, time to expiration, the risk-free interest rate, the current stock price, the estimated volatility of the stock price in the future, and the dividend rate. Changes to these inputs could produce a significantly higher or lower fair value measurement. The fair value of each convertible note and warrant is estimated using the Binomial valuation model.

DATA443 RISK MITIGATION, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2020 and 2019

For the years ended December 31, 2020 and, 2019, the estimated fair values of the liabilities measured on a recurring basis are as follows:

	Year Ended	Year Ended
	December 31,	December 31,
	2020	2019
Expected term	0.02 - 5.00 years	0.25 - 5.00 years
Expected average volatility	187%- 464%	160%- 305%
Expected dividend yield	-	-
Risk-free interest rate	0.01% - 1.57%	1.55% - 2.50%

The following table summarizes the changes in the derivative liabilities during the years ended December 31, 2020 and 2019:

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Derivative liability as of December 31, 2018	$12,447,109

Addition of new derivatives recognized as debt discounts	606,000
Addition of new derivatives recognized as day-one loss	1,544,785
Derivative liabilities settled upon conversion of convertible note	(3,130,000)
Reclassification from APIC to derivative due to tainted instruments	167,544
Reclassification to APIC from derivative due to not tainted instruments	(250,878)
Change in derivative liabilities recognized as loss on derivative	(8,783,283)
Derivative liability as of December 31, 2019	$2,601,277

Addition of new derivatives recognized as debt discounts	947,175
Addition of new derivatives recognized as day-one loss	9,907,039
Derivative liabilities settled upon conversion of convertible note	(10,954,868)
Change in derivative liabilities recognized as loss on derivative	(2,500,623)
Derivative liability as of December 31, 2020	$-

The aggregate gain (loss) on derivatives during the years ended December 31, 2020 and 2019 was ($7,406,416) and $7,238,498, respectively.

DATA443 RISK MITIGATION, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2020 and 2019